Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Property, Plant, and Equipment, Useful Life [Table Text Block]
Category	Estimated useful life

Office equipment (years)	5
Furniture (years)	5
Motor vehicles (years)	10
Leasehold improvements	Lower of lease term or economic life